SUBSEQUENT EVENTS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Revenues, net	$ 1,413	$ 2,286
Net loss allocable to common shareholders	$ (4,710)	$ (4,856)
Net loss per share (in dollars per share)	$ (2.28)	$ (19.42)
Weighted average number of shares outstanding (in shares)	2,066	250
IMT [Member]
Subsequent Event [Line Items]
Revenues, net			$ 8,160	$ 14,970
Net loss allocable to common shareholders			$ (24,634)	$ (21,339)
Net loss per share (in dollars per share)			$ (38.88)	$ (112.08)
Weighted average number of shares outstanding (in shares)			633	190